UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2004

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Minoru Konno
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

/s/ Minoru Konno                   New York, NY                   11/01/04
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     59

Form 13F Information Table Value Total:     171,399
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.

  Item   1                     Item 2         Item 3     Item 4           Item 5         Item 6        Item 7        Item 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

BEST BUY INC.                   COM          086516101    2,582      47,600    SH           Sole                47,600
BRUNSWICK CORP                  COM          117043109    2,370      51,800    SH           Sole                51,800
CARNIVAL CORP COMM PAIRED STK   PAIRED CTF   143658300    2,279      48,200    SH           Sole                48,200
COACH INC                       COM          189754104    2,096      49,400    SH           Sole                49,400
COMCAST CORPORATION CL A        CL A         20030N101    3,005     106,400    SH           Sole               106,400
FAMILY DOLLAR STORES            COM          307000109    1,764      65,100    SH           Sole                65,100
INTL GAME TECHNOLOGY            COM          459902102    2,171      60,400    SH           Sole                60,400
JOHNSON CONTROLS INC.           COM          478366107    2,045      36,000    SH           Sole                36,000
TARGET CORP                     COM          87612E106      738      16,300    SH           Sole                16,300
TIME WARNER INC                 COM          887317105    1,304      80,800    SH           Sole                80,800
AVON PRODUCTS                   COM          054303102    2,686      61,500    SH           Sole                61,500
PEPSICO INC                     COM          713448108    4,276      87,900    SH           Sole                87,900
PROCTER & GAMBLE                COM          742718109    4,367      80,700    SH           Sole                80,700
SYSCO CORP                      COM          871829107    2,121      70,900    SH           Sole                70,900
WAL-MART STORES INC             COM          931142103    3,751      70,500    SH           Sole                70,500
WALGREEN CO                     COM          931422109    2,515      70,200    SH           Sole                70,200
DEVON ENERGY CORP               COM          25179M103    4,353      61,300    SH           Sole                61,300
EXXON MOBIL CORP                COM          30231G102    8,008     165,700    SH           Sole               165,700
AMBAC FINANCIAL GROUP           COM          023139108    2,271      28,400    SH           Sole                28,400
AMERICAN INTERNATIONAL GROUP    COM          026874107    2,992      44,000    SH           Sole                44,000
BANK OF AMERICA CORP            COM          060505104    4,905     113,200    SH           Sole               113,200
CAPITAL ONE FINANCIAL CORP      COM          14040H105    3,813      51,600    SH           Sole                51,600
CITIGROUP                       COM          172967101    5,506     124,800    SH           Sole               124,800
FANNIE MAE                      COM          313586109    2,466      38,900    SH           Sole                38,900
FRANKLIN RESOURCES INC          COM          354613101    3,323      59,600    SH           Sole                59,600
JP MORGAN CHASE & COMPANY       COM          46625H100    2,976      74,900    SH           Sole                74,900
MELLON FINANCIAL CORP           COM          58551A108    1,155      41,700    SH           Sole                41,700
MGIC INVT CORP WIS              COM          552848103    1,917      28,800    SH           Sole                28,800
MORGAN STANLEY                  COM          617446448    1,849      37,500    SH           Sole                37,500
WELLS FARGO & COMPANY           COM          949746101    2,737      45,900    SH           Sole                45,900
AMGEN INC.                      COM          031162100    2,596      45,700    SH           Sole                45,700
BOSTON SCIENTIFIC CORP          COM          101137107    2,880      72,500    SH           Sole                72,500
JOHNSON & JOHNSON               COM          478160104    3,853      68,400    SH           Sole                68,400
LILLY /ELI/ & CO.               COM          532457108    2,510      41,800    SH           Sole                41,800
PERKINELMER INC                 COM          714046109      797      46,300    SH           Sole                46,300
PAGE TOTAL:                                             100,979


PFIZER INC                      COM          717081103    6,548     214,000    SH           Sole               214,000
WELLPOINT HEALTH NETWORKS INC   COM          94973H108    3,058      29,100    SH           Sole                29,100
AMERICAN PWR CONVERSION CORP    COM          029066107      937      53,900    SH           Sole                53,900
GENERAL ELECTRIC                COM          369604103    7,690     229,000    SH           Sole               229,000
MASCO CORP                      COM          574599106    2,932      84,900    SH           Sole                84,900
NORTHROP GRUMMAN CORP           COM          666807102    2,171      40,700    SH           Sole                40,700
PITNEY BOWES                    COM          724479100    1,852      42,000    SH           Sole                42,000
TYCO INTERNATIONAL LTD REGD SH  COM          902124106    5,160     168,300    SH           Sole               168,300
APPLIED MATERIALS INC           COM          038222105      635      38,500    SH           Sole                38,500
CISCO SYSTEMS INC               COM          17275R102    3,392     187,400    SH           Sole               187,400
COMPUTER SCIENCES CORP          COM          205363104    2,294      48,700    SH           Sole                48,700
DELL INC                        COM          24702R101    2,193      61,600    SH           Sole                61,600
FIRST DATA CORP                 COM          319963104    2,580      59,300    SH           Sole                59,300
INTEL CORP                      COM          458140100    2,840     141,600    SH           Sole               141,600
INTL BUSINESS MACHINES          COM          459200101    2,924      34,100    SH           Sole                34,100
MICROSOFT CORP                  COM          594918104    6,760     244,500    SH           Sole               244,500
SYMANTEC CORP                   COM          871503108    1,416      25,800    SH           Sole                25,800
TEXAS INSTRUMENTS INC           COM          882508104      545      25,600    SH           Sole                25,600
AIR PRODUCTS & CHEMICALS        COM          009158106    2,540      46,700    SH           Sole                46,700
DOW CHEMICAL                    COM          260543103    3,004      66,500    SH           Sole                66,500
CENTURYTEL INC                  COM          156700106    1,356      39,600    SH           Sole                39,600
NEXTEL COMMUNICATIONS INC CL A  CL A         65332V103    1,285      53,900    SH           Sole                53,900
VERIZON COMMUNICATIONS          COM          92343V104    2,709      68,800    SH           Sole                68,800
EXELON CORPORATION              COM          30161N101    3,599      98,100    SH           Sole                98,100
PAGE TOTAL:                                              70,420
GRAND TOTAL:                                            171,399

